UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-2168


                            ACTIVA MUTUAL FUND TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         2905 Lucerne Dr. SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Allan D. Engel, President, Secretary, and Treasurer Activa Mutual Fund
                          2905 Lucerne Dr SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (616) 787-6288

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 03/31/07
                          --------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS



Activa Schedule of Investments
Intermediate Bond Fund - 3/31/07 (Unaudited)

                                                                            % of      Shares or
Security Description                                                 Investments      Par Value            Value
--------------------                                                 -----------      ---------            -----

CUSTODIAN CASH SWEEP - 1.0%                                                 1.0%
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                                   588,508          $588,508
                                                                                                    --------------

U.S. TREASURY BONDS 10.2%
      U.S. TREASURY BONDS, 6.25%, 8/15/23                                             1,805,000         2,072,790
      U.S. TREASURY INFLATION INDEX BOND (TIP), 3.875%, 4/15/29                         306,000           480,128
      U.S. TREASURY INFLATION INDEX BOND (TIP), 2.00%, 1/15/14                          550,000           598,994
      U.S. TREASURY N/B, 4.00%, 2/15/14                                               3,260,000         3,145,903
                                                                                                    --------------
                                                                                                        6,297,815
                                                                                                    --------------

US TREASURY STRIPS - PRINCIPAL ONLY                                         1.4%
      STRIP PRINC., 11/15/13                                                          1,200,000           888,624
                                                                                                    --------------

FEDERAL HOME LOAN BANK                                                      2.0%
      FEDERAL HOME LOAN BANK, 3.625%, 11/14/08                                          675,000           661,986
      FEDERAL HOME LOAN BANK, 5.375%, 10/30/09                                          595,000           595,232
                                                                                                    --------------
                                                                                                        1,257,218
                                                                                                    --------------

FEDERAL HOME LOAN MORTGAGE                                                 18.2%
      FREDDIE MAC GOLD, 5.50%, 12/1/32                                                  271,485           269,371
      FREDDIE MAC., 5.00%, 12/01/35                                                     685,543           663,425
      FEDERAL GOVT. LOAN MANAGEMENT CORP., 5.50%, 2/01/36                               531,457           526,591
      FEDERAL HOME LOAN MORTGAGE CORP., 4.50%, 12/01/35                                 466,852           439,188
      FEDERAL GOVT. LOAN MTG. CORP. PL G18010, 5.50%, 9/01/19                           417,896           419,401
      FEDERAL HOME LOAN MORTGAGE CORP., 5.25%, 2/24/11                                  590,000           591,599
      FEDERAL HOME LOAN MORTGAGE CORP., 5.375%, 1/09/14                               1,350,000         1,349,291
      FREDDIE MAC., 8.00%, 3/1/30                                                       114,219           120,265
      FEDERAL GOVT LOAN MTG. CORP. PL B19064, 4.50%, 4/01/20                            941,841           912,263
      FREDDIE MAC., 5.00%, 7/01/34                                                      845,416           818,857
      FREDDIE MAC., 5.50%, 5/01/35                                                    1,414,476         1,401,524
      FEDERAL GOVT LOAN MORTGAGE CORP., 5.00%, 9/01/35                                1,109,432         1,073,639
      FREDDIE MAC., 5.50%, 5/15/28                                                    1,021,000         1,028,093
      FREDDIE MAC., 5.00%, 4/15/18                                                      767,000           758,684
      FREDDIE MAC., 4.50%,  4/15/26                                                     852,000           843,786
                                                                                                    --------------
                                                                                                       11,215,977
                                                                                                    --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                                      17.9%
      FANNIE MAE, 6.5%, 9/1/29                                                           56,103            57,869
      FANNIE MAE, 4.50%, 9/1/18                                                         818,717           795,041
      FANNIE MAE, 5.00%, 12/1/33                                                        613,976           594,950
      FANNIE MAE, 6.0%, 1/1/29                                                           90,622            92,032
      FANNIE MAE, 6.50%, 3/1/29                                                          47,921            49,459
      FANNIE MAE, 6.50%, 3/1/29                                                          99,208           102,391
      FANNIE MAE, 6.50%, 7/1/32                                                         562,307           578,295
      FANNIE MAE, 6.50%, 4/1/18                                                         371,433           380,848
      FANNIE MAE, 6.50%, 5/1/32                                                         248,941           256,019
      FANNIE MAE, 5.5%, 2/1/33                                                          250,010           248,039
      FANNIE MAE, 5.50%, 4/1/33                                                         198,682           197,116
      FANNIE MAE, 4.50%, 8/1/19                                                         799,804           775,603
      FANNIE MAE, 5.00%, 8/1/33                                                         202,806           196,521
      FANNIE MAE, 7.00%, 3/1/35                                                         170,546           177,045
      FANNIE MAE, 5.00%, 6/01/34                                                        218,250           211,310
      FANNIE MAE, 5.00%, 8/01/19                                                        448,921           443,535
      FANNIE MAE, 6.00%, 10/1/34                                                      1,131,932         1,143,695
      FNCL, 6.00%, 1/01/36                                                            1,632,454         1,645,072


                                                                            % of      Shares or
Security Description                                                 Investments      Par Value            Value
--------------------                                                 -----------      ---------            -----

      FNCL, 5.00%, 11/01/35                                                             573,424           554,137
      FNCL, 5.50%, 1/01/36                                                            1,049,349         1,038,648
      FANNIE MAE, 5.50%, 2/01/36                                                        880,476           872,441
      FANNIE MAE, 5.50%, 11/01/36                                                       594,358           588,297
                                                                                                    --------------
                                                                                                       10,998,363
                                                                                                    --------------

FEDERAL FARM CREDIT BANK                                                    1.1%
      FEDERAL FARM CREDIT BANK, 4.875%, 1/17/17                                         675,000           668,616
                                                                                                    --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                    2.4%
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7%, 11/15/31                                  79,317            82,966
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.00%, 12/15/28                               35,672            37,328
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7%, 9/15/29                                    7,280             7,619
      GOVERNMENT NATIONAL SINGLE FAMILY, 7.0%, 12/15/29                                 129,398           135,409
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 4.50%, 4/15/18                               491,709           479,516
      GOVERNMENT NATIONAL SINGLE FAMILY, 7.0%, 9/15/34                                   91,447            95,719
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 3.407%, 7/16/21                              649,687           631,619
                                                                                                    --------------
                                                                                                        1,470,176
                                                                                                    --------------

FOREIGN BOND                                                                5.6%
      CANADA GOV'T., 4.25%, 12/01/08                                                    200,000           173,864
      JAPAN-37(10 YEAR ISSUE) GOVT., 0.80%, 6/20/09                                  53,940,000           457,173
      UK TREASURY., 4.25%, 3/07/11                                                      335,000           635,331
      UK  TREASURY NOTE, 4.00%, 9/07/16                                                 150,000           274,149
      BUONI POLIENNALI DEL TES, 3.75%, 8/01/16                                          170,000           219,037
      FRENCH TREASURY NOTE (BTAN- 5 YEAR), 3.50%, 7/12/11                               505,000           660,600
      BUONI POLIENNALI DEL TES, 3.75%, 6/15/09                                          335,000           444,974
      JAPAN-281(10 YEAR ISSUE), 2.00%, 6/20/16                                       67,420,000           592,819
                                                                                                    --------------
                                                                                                        3,457,947
                                                                                                    --------------

MUNICIPAL BONDS
NEW YORK                                                                    0.9%
      PORT AUTHORITY NY AND NJ MUNICIPAL BOND, 5.75%, 11/01/32                          600,000           582,696
                                                                                                    --------------

CORPORATE BONDS - 26.7%
AUTOMOTIVE                                                                  0.5%
      DAIMLERCHRYSLER, 5.75%, 9/08/11                                                   295,000           299,991
                                                                                                    --------------

BANKING                                                                     3.7%
      CITIGROUP, INC., 5.80%, 7/28/11                                                   335,000           341,432
      FIFTH THIRD BANCORP, 5.45%, 1/15/17                                               295,000           293,216
      JP MORGAN CHASE, 5.247%, 1/12/43                                                  500,000           502,066
      NB CAPITAL TRUST IV, 8.25%, 4/15/27                                               562,000           584,558
      NATIONAL WESTMINSTER BANK, 7.375%, 10/1/09                                        270,000           283,620
      WACHOVIA CORPORATION, 5.625% 10/15/16                                             300,000           301,851
                                                                                                    --------------
                                                                                                        2,306,743
                                                                                                    --------------

BROADCASTING                                                                0.9%
      COMCAST CABLE, 7.125%, 6/15/13                                                    280,000           303,820
      ROGERS CABLE INC., 5.50%, 3/15/14                                                 270,000           264,262
                                                                                                    --------------
                                                                                                          568,082
                                                                                                    --------------

ELECTRIC UTILITY                                                            3.9%
      CONSTELLATION ENERGY GRP., 6.125%, 9/01/09                                        285,000           290,603
      DPL, INC., 6.875%, 9/01/11                                                        270,000           286,898
      MIDAMERICA ENERGY HLDGS., 6.125%, 4/01/36                                         295,000           295,356
      NEVADA POWER CO., 5.875%, 1/15/15                                                 306,000           310,062
      PECO ENERGY TRANSITION TRUST, 6.52%, 12/31/10                                   1,152,000         1,204,355
                                                                                                    --------------
                                                                                                        2,387,274
                                                                                                    --------------


                                                                            % of      Shares or
Security Description                                                 Investments      Par Value            Value
--------------------                                                 -----------      ---------            -----
ENERGY                                                                      1.5%
      FIRSTENERGY CORP., 6.45%, 11/15/11                                                290,000           304,269
      SOUTHERN POWER CO., 6.25%, 7/15/12                                                280,000           292,950
      XTO ENERGY, INC., 6.25%, 4/15/13                                                  335,000           348,650
                                                                                                    --------------
                                                                                                          945,869
                                                                                                    --------------


FINANCIAL SERVICES                                                          7.6%
      AMERICAN EXPRESS, 6.80%, 9/01/66                                                  270,000           288,037
      AMERICAN GENERAL FINANCE, 4.875%, 7/15/12                                         305,000           300,162
      CITIGROUP/DEUTSCHE BANK COMM. MTG., 5.23%, 9/15/20                                605,000           607,346
      CATERPILLAR FINAN. SERVICES CORP., 5.125%, 10/12/11                               295,000           294,815
      COUNTRYWIDE FINANCIAL CORP., 6.25%, 5/15/16                                       330,000           333,221
      GENERAL ELECTRIC CAPITAL CORP., 5.00%, 1/08/16                                    232,000           227,180
      GOLDMAN SACHS CAPITAL I, 6.345%, 2/15/34                                          306,000           303,243
      INTERNATIONAL LEASE FIN., 5.625%, 9/20/13                                         305,000           311,299
      LEHMAN BROTHERS HOLDINGS, 6.625%, 1/18/12                                         285,000           301,394
      MELLON CAP II, 7.995%, 1/15/27                                                    500,000           521,651
      MORGAN STANLEY CAPITAL, 4.517%, 1/14/42                                             2,476             2,453
      PNC FUNDING CORP. 5.125%, 12/14/10                                                295,000           295,719
      RESIDENTIAL CAPITAL CORP., 6.375%, 6/30/10                                        283,000           283,128
      RESONA PFD GLOBAL SECS., 7.191%, 12/29/49                                         290,000           306,793
      SLM CORP., 5.625, 1/1/49                                                          310,000           290,209
                                                                                                    --------------
                                                                                                        4,666,650
                                                                                                    --------------

HEALTH CARE                                                                 0.9%
      AETNA, INC., 5.75%, 6/15/11                                                       290,000           296,332
      UNUMPROVIDENT CORP., 7.625%, 3/01/11                                              270,000           289,775
                                                                                                    --------------
                                                                                                          586,107
                                                                                                    --------------

INSURANCE                                                                   1.4%
      ACE INA HOLDINGS, 5.70%, 2/15/17                                                  290,000           291,753
      MARSH & MCLENNAN, 7.125%, 6/15/09                                                 300,000           311,321
      METLIFE INC., 6.40%, 12/15/36                                                     285,000           279,182
                                                                                                    --------------
                                                                                                          882,256
                                                                                                    --------------

MEDICAL EQUIPMENT AND SUPPLIES                                              0.5%
      LABORATORY CORPORATION OF AMERICA, 5.625%, 12/15/15                               295,000           292,178
                                                                                                    --------------

OFFICE EQUIPMENT & SERVICES                                                 0.5%
      XEROX CORPORATION, 6.40%, 3/15/16                                                 270,000           279,053
                                                                                                    --------------

OIL & GAS EQUIPMENT/SERVICES                                                1.5%
      HESS CORP., 6.65%, 8/15/11                                                        270,000           284,603
      CONOCOPHIL AU, 5.50%, 4/15/13                                                     290,000           295,685
      WESTERN OIL AND SANDS, INC., 8.375%, 5/01/12                                      285,000           319,913
                                                                                                    --------------
                                                                                                          900,201
                                                                                                    --------------

PRINTING & PUBLISHING                                                       0.3%
      NEWS AMERICA HOLDINGS, 8.15%, 10/17/36                                            152,000           182,458
                                                                                                    --------------

REAL ESTATE                                                                 0.5%
      ISTAR FINANCIAL SFI, 5.15%, 3/01/12                                               315,000           309,334
                                                                                                    --------------

TECHNOLOGY                                                                  0.5%
      SEAGATE TECHNOLOGY HDD, 6.80%, 10/01/16                                           305,000           308,050
                                                                                                    --------------


                                                                            % of      Shares or
Security Description                                                 Investments      Par Value            Value
--------------------                                                 -----------      ---------            -----

TELECOMMUNICATIONS                                                          2.5%
      BB&T CAPITAL TRUST, 6.75%, 6/07/36                                                285,000           307,777
      BRITISH SKY BROADCASTING GROUP, 8.20%, 7/15/09                                    279,000           296,815
      CISCO SYSTEMS, INC., 5.50%, 2/22/16                                               275,000           277,385
      TIME WARNER, INC., 5.50%, 11/15/11                                                295,000           297,680
      VERIZON NEW YORK, INC., 6.875%, 4/01/12                                           315,000           332,783
                                                                                                    --------------
                                                                                                        1,512,440
                                                                                                    --------------

TOTAL CORPORATE BONDS                                                                                  16,426,686
                                                                                                    --------------

ASSET BACKED SECURITIES - 5.4%
ELECTRIC UTILITY                                                            1.1%
      DETROIT EDISON SECURITIZATION FUNDING LLC, 6.19%, 3/1/13                          169,000           174,505
      PSE&G TRANSITION FUNDING LLC, 6.45%, 3/15/13                                      494,000           517,762
                                                                                                    --------------
                                                                                                          692,267
                                                                                                    --------------

FINANCIAL SERVICES                                                          4.3%
      CITIBANK CREDIT CARD INSURANCE TRUST, 5.30%, 3/15/18                              625,000           629,662
      HONDA AUTO RECEIVABLES OWNER TRUST, 5.11%, 4/15/12                                595,000           595,718
      MBNA CREDIT CARD MASTER NOTE TRUST, 4.30%, 2/15/11                                650,000           643,895
      VOLKSWAGEN AUTO LOAN ENHANCED TRUST, 4.86%, 2/20/09                               750,000           748,020
                                                                                                    --------------
                                                                                                        2,617,295
                                                                                                    --------------

TOTAL ASSET BACKED SECURITIES                                                                           3,309,562
                                                                                                    --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.2%
FINANCIAL SERVICES                                                          7.2%
      BEAR STEARNS COMM. MTG. SEC., 4.74%, 9/15/42                                      500,000           494,830
      BEAR STEARNS COMM. MTG. SEC., 5.426%, 9/11/41                                     605,000           612,098
      BEAR STEARNS COMM. MTG. SEC., 5.201% 12/11/38                                     945,000           932,337
      CITIGROUP/DEUTSCHE BANK COMM. MTG. TR., 5.56%, 10/15/48                           740,000           751,707
      GREENWICH CAPITAL COMM. FUNDING CORP., 5.381%, 7/10/12                            605,000           609,966
      MERRILL LYNCH MORTGAGE TRUST, 5.2447%, 11/12/37                                   500,000           499,422
      SMALL BUSINESS ADMIN. PARTICIPATION, 6.07%, 7/01/26                               491,475           513,665
                                                                                                    --------------
                                                                                                        4,414,025
                                                                                                    --------------

TOTAL FIXED INCOME - 100% (Cost $61,755,393)                                                          $61,576,213
                                                                                                    ==============


Activa Schedule of Investments
Value Fund - 3/31/07 (Unaudited)


                                                                % of      Shares or
Security Description                                     Investments      Par Value            Value
---------------------                                    -----------      ---------            -----

CUSTODIAN CASH SWEEP - 1.7%                                     1.7%
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                     2,292,332        $2,292,332
                                                                                       ---------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost 2,292,332)                                         2,292,332
                                                                                       ---------------

US TREASURY BILLS - 0.1%                                        0.1%
      U.S. TREASURY BILLS, 6/07/07                                           75,000            74,327
                                                                                       ---------------

TOTAL US TREASURY BILLS (Cost $74,309)                                                         74,327
                                                                                       ---------------

COMMON STOCKS - 98.2%
AUTO LEASING                                                    0.2%
      UNITED RENTALS, INC.                                                   *9,500           261,250
                                                                                       ---------------

ADVERTISING                                                     0.4%
      R.H. DONNELLEY CORP.                                                   *7,100           503,319
                                                                                       ---------------

APPAREL                                                         0.6%
      JONES APPAREL GROUP, INC.                                              24,400           749,812
                                                                                       ---------------

APPLIANCES & HOUSEHOLD DURABLE                                  0.6%
      WHIRLPOOL CORP.                                                         9,300           789,663
                                                                                       ---------------

AUTOMOTIVE PARTS & EQUIPMENT                                    0.8%
      TRW AUTOMOTIVE HOLDINGS CORP.                                         *29,800         1,037,636
                                                                                       ---------------

BANKING                                                        14.7%
      BANK OF AMERICA CORP.                                                 122,012         6,225,052
      CITIGROUP, INC.                                                       125,772         6,457,135
      COMERICA, INC.                                                         23,260         1,375,131
      HUNTINGTON BANCSHARES, INC.                                            15,700           343,045
      US BANCORP                                                             63,400         2,217,098
      WACHOVIA CORP.                                                         53,200         2,928,660
                                                                                       ---------------
                                                                                           19,546,121
                                                                                       ---------------

BIOTECHNOLOGY                                                   1.1%
      MILLENNIUM PHARMACEUTICALS                                           *123,500         1,402,960
                                                                                       ---------------

BUSINESS SERVICES                                               1.7%
      MANPOWER, INC.                                                        *15,400         1,136,058
      WESTERN UNION CORP.                                                   *49,500         1,086,525
                                                                                       ---------------
                                                                                            2,222,583
                                                                                       ---------------

CHEMICALS                                                       0.6%
      LYONDELL CHEMICAL COMPANY                                              24,200           725,274
                                                                                       ---------------

CONSTRUCTION - FOREIGN                                          1.9%
      ACCENTURE LTD.                                                        *66,700         2,570,618
                                                                                       ---------------

CONSUMER GOODS & SERVICES                                       0.3%
      HASBRO, INC.                                                           11,700           334,854
                                                                                       ---------------

                                                                 % of      Shares or
Security Description                                     Investments      Par Value            Value
---------------------                                    -----------      ---------            -----

CONTAINERS & PACKAGING                                          0.2%
      GREIF, INC.                                                             2,500           277,775
                                                                                       ---------------

COSMETICS                                                       1.5%
      KIMBERLY-CLARK CORP.                                                   29,800         2,041,002
                                                                                       ---------------

DIVERSIFIED                                                     0.9%
      PEPCO HOLDINGS, INC.                                                   39,800         1,154,996
                                                                                       ---------------

ELECTRIC UTILITY                                                1.9%
      FIRSTENERGY CORP.                                                      10,200           675,648
      GENERAL ELECTRIC & CO.                                                 19,900           703,664
      PNM RESOURCES, INC.                                                    15,300           494,190
      WESTAR ENERGY, INC.                                                    24,700           679,744
                                                                                       ---------------
                                                                                            2,553,246
                                                                                       ---------------

ELECTRONICS                                                     0.4%
      MOTOROLA, INC.                                                         28,100           496,527
                                                                                       ---------------

ENERGY                                                          2.9%
      PUGET ENERGY, INC.                                                     30,200           775,536
      UGI CORPORATION                                                        27,400           731,854
      XCEL ENERGY, INC.                                                      95,100         2,348,019
                                                                                       ---------------
                                                                                            3,855,409
                                                                                       ---------------

ENTERTAINMENT                                                   1.9%
      CBS CORP. CL B                                                         19,450           594,975
      WALT DISNEY COMPANY                                                   *56,500         1,945,295
                                                                                       ---------------
                                                                                            2,540,270
                                                                                       ---------------

FINANCIAL SERVICES                                              8.7%
      CAPITALSOURCE, INC.                                                    37,200           934,836
      COUNTRYWIDE CREDIT IND., INC.                                          46,620         1,568,297
      FANNIE MAE                                                             12,800           698,624
      GOLDMAN SACH GROUP, INC.                                               17,100         3,533,373
      LEHMAN BROTHERS HOLDING                                                25,800         1,807,806
      MERRILL LYNCH & CO.                                                    18,600         1,519,062
      PNC FINANCIAL SERVICES GROUP                                           21,100         1,518,567
                                                                                       ---------------
                                                                                           11,580,565
                                                                                       ---------------

FOOD PRODUCTS                                                   0.5%
      UNILEVER N V -NY SHARES                                               *24,100           704,202
                                                                                       ---------------

HEALTH CARE                                                     2.7%
      CIGNA CORPORATION                                                       4,100           584,906
      MCKESSON HBOC, INC.                                                    45,600         2,669,424
      UNIVERSAL HEALTH SERVICES, INC.                                         6,100           349,286
                                                                                       ---------------
                                                                                            3,603,616
                                                                                       ---------------

INSURANCE                                                       9.2%
      AMERICAN INTERNATIONAL GROUP                                            3,800           255,436
      ASSURANT, INC.                                                         55,700         2,987,191
      HARTFORD FINANCIAL SERVICES GROUP                                      21,000         2,007,180
      MBIA, INC.                                                             19,812         1,297,488
      REINSURANCE GROUP OF AMERICA, INC.                                      8,100           467,532
      ACE LIMITED                                                            48,400         2,761,704


                                                                % of      Shares or
Security Description                                     Investments      Par Value            Value
---------------------                                    -----------      ---------            -----

      ARCH CAPITAL GROUP LTD.                                               *13,500           920,835
      EVEREST RE GROUP LTD.                                                  15,500         1,490,635
                                                                                       ---------------
                                                                                           12,188,001
                                                                                       ---------------

MACHINERY & EQUIPMENT                                           1.5%
      AGCO CORPORATION                                                      *28,600         1,057,342
      TEREX CORP.                                                           *13,200           947,232
                                                                                       ---------------
                                                                                            2,004,574
                                                                                       ---------------

MANUFACTURING - MISCELLANEOUS                                   0.8%
      PARKER HANNIFIN CORP.                                                   7,900           681,849
      INGERSOLL-RAND CO. CL A                                                 9,100           394,667
                                                                                       ---------------
                                                                                            1,076,516
                                                                                       ---------------

MERCHANDISING                                                   0.4%
      OMNICOM GROUP COM                                                       5,100           522,138
                                                                                       ---------------

METALS & MINING                                                 1.5%
      ALCOA, INC.                                                            18,700           633,930
      FREEPORT-MCMORAN COPPER                                                16,000         1,059,040
      SOUTHERN COPPER CORP.                                                   4,600           329,636
                                                                                       ---------------
                                                                                            2,022,606
                                                                                       ---------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                            1.7%
      HEWLETT PACKARD                                                        41,600         1,669,824
      I.B.M.                                                                  6,420           605,149
                                                                                       ---------------
                                                                                            2,274,973
                                                                                       ---------------

OIL & GAS EXPLOR PROD & SER                                    14.2%
      CHEVRON CORPORATION                                                    57,619         4,261,501
      CONOCOPHILLIPS                                                         71,500         4,887,025
      EXXON MOBIL CORP.                                                      77,264         5,829,569
      MARATHON OIL CORP.                                                      8,700           859,821
      OCCIDENTAL PETROLEUM CORP.                                             40,500         1,997,055
      VALERO ENERGY CORP.                                                    14,700           948,003
                                                                                       ---------------
                                                                                           18,782,974
                                                                                       ---------------

PHARMACEUTICALS                                                 5.3%
      ABBOTT LABORATORIES                                                    18,700         1,043,460
      BRISTOL-MYERS SQUIBB COMPANY                                          117,700         3,267,352
      MEDCO HEALTH SOLUTIONS                                                *22,000         1,595,660
      MERCK & COMPANY, INC.                                                  24,300         1,073,331
                                                                                       ---------------
                                                                                            6,979,803
                                                                                       ---------------

PETROLEUM REFINING                                              0.2%
      TESORO CORP.                                                            2,600           261,118
                                                                                       ---------------

RETAIL STORES                                                   1.8%
      ANNTAYLOR STORES CORP.                                                *11,200           434,336
      DILLARDS, INC. CL A                                                     8,700           284,751
      DOLLAR TREE STORES, INC.                                              *10,700           409,168
      THE GAP, INC.                                                         *56,500           972,365
      LIMITED BRANDS, INC.                                                   13,300           346,598
                                                                                       ---------------
                                                                                            2,447,218
                                                                                       ---------------


                                                                % of      Shares or
Security Description                                     Investments      Par Value            Value
---------------------                                    -----------      ---------            -----

REAL ESTATE INVESTMENT TRUST                                    3.5%
      ARMOR HOLDINGS, INC.                                                   *7,800           525,174
      DOVER CORPORATION                                                      36,200         1,766,922
      HRPT PROPERTIES TRUST                                                 *24,600           302,580
      KKR FINANCIAL CORP.                                                    25,600           702,208
      TXU CORP.                                                              22,500         1,442,250
                                                                                       ---------------
                                                                                            4,739,134
                                                                                       ---------------

TECHNOLOGY                                                      0.5%
      AVNET, INC.                                                            *9,800           354,172
      BELDEN CDT, INC.                                                        5,600           300,104
                                                                                       ---------------
                                                                                              654,276
                                                                                       ---------------

TIRE & RUBBER                                                   0.8%
      GOODYEAR TIRE & RUBBER CO.                                            *36,500         1,138,435
                                                                                       ---------------

TOBACCO                                                         4.4%
      ALTRIA GROUP, INC.                                                     52,025         4,568,315
      REYNOLDS AMERICAN, INC.                                                19,800         1,235,718
                                                                                       ---------------
                                                                                            5,804,033
                                                                                       ---------------

TRANSPORTATION & SHIPPING                                       0.3%
      RYDER SYSTEM, INC.                                                      7,200           355,248
                                                                                       ---------------

TELECOMMUNICATIONS                                              7.6%
      AT&T, INC.                                                            224,545         8,853,809
      CENTURYTEL, INC.                                                       15,100           682,369
      COMCAST CORP. CL A                                                     13,350           346,433
      QWEST COMMUNICATIONS INTERNATIONAL, INC.                              *29,900           268,801
                                                                                       ---------------
                                                                                           10,151,412
                                                                                       ---------------

TOTAL COMMON STOCKS - (Cost $109,105,688)                                                 130,354,157
                                                                                       ---------------

TOTAL INVESTMENTS - 100% (Cost $111,472,329)                                             $132,720,816
                                                                                       ===============


*Non-dividend producing as of March 31, 2007


At March 31, 2007, the Fund's open future contracts were as follows:

Number of                   Opening                                     Face           Market
Contracts               Contract Type                                 Amount            Value
----------------------------------------------------------------------------------------------
     21          Standard & Poor's 500 Emini Future, 6/16/07      $1,461,482       $1,502,760

Activa Schedule of Investments
Growth Fund - 3/31/07 (Unaudited)


                                                             % of      Shares or
Security Description                                  Investments      Par Value         Value
--------------------                                  -----------      ---------         -----

CUSTODIAN CASH SWEEP - 1.1%                                  1.1%
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                    273,499       $273,499
                                                                                   -------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $273,499)                                      273,499
                                                                                   -------------

COMMON STOCKS - 98.9%
ADVERTISING                                                  1.5%
      FOCUS MEDIA HOLDING LTD., ADR                                       *4,700        368,762
                                                                                   -------------

AEROSPACE                                                    6.1%
      BOEING CORP.                                                         4,100        364,531
      HONEYWELL INTERNATIONAL, INC.                                       15,900        732,354
      UNITED TECHNOLOGIES                                                  6,700        435,500
                                                                                   -------------
                                                                                      1,532,385
                                                                                   -------------

AGRICULTURE                                                  2.7%
      MONSANTO COMPANY                                                    12,384        680,625
                                                                                   -------------

APPAREL                                                      1.5%
      POLO RALPH LAUREN CORPORATION                                        4,300        379,045
                                                                                   -------------

AUTOMOTIVE                                                   1.0%
      O'REILLY AUTOMOTIVE, INC.                                           *7,400        244,940
                                                                                   -------------

BANKING                                                      1.6%
      BANK OF AMERICA CORP.                                                6,800        346,936
      UBS AG-REG                                                          *1,000         59,430
                                                                                   -------------
                                                                                        406,366
                                                                                   -------------

BEVERAGES - DOMESTIC                                         2.8%
      PEPSICO, INC.                                                       11,000        699,160
                                                                                   -------------

BIOTECHNOLOGY                                                0.5%
      GENENTECH, INC.                                                     *1,500        123,180
                                                                                   -------------

BUSINESS SERVICES                                            0.8%
      FIRST DATA CORP.                                                     7,900        212,510
                                                                                   -------------

COMMUNICATIONS EQUIPMENT                                     5.3%
      ALCATEL-LUCENT ADR                                                 *25,511        301,540
      AMERICAN TOWER CORPORATION                                          *8,228        320,480
      NII HOLDINGS, INC.                                                  *6,226        461,845
      QUALCOMM, INC.                                                       6,244        266,369
                                                                                   -------------
                                                                                      1,350,234
                                                                                   -------------

COMPUTER SOFTWARE                                            2.4%
      ADOBE SYSTEMS, INC.                                                *14,300        596,310
                                                                                   -------------

COMPUTERS                                                    3.6%
      CISCO SYSTEMS, INC.                                                *30,438        777,082
      SUN MICROSYSTEMS, INC.                                             *23,800        143,038
                                                                                   -------------
                                                                                        920,120
                                                                                   -------------

DIVERSIFIED                                                  1.0%
      TEXTRON,  INC.                                                       2,700        242,460
                                                                                   -------------


                                                             % of      Shares or
Security Description                                  Investments      Par Value         Value
--------------------                                  -----------      ---------         -----

ELECTRIC UTILITY                                             4.3%
      CONSOL ENERGY, INC.                                                  5,900        230,867
      GENERAL ELECTRIC & CO.                                              24,100        852,176
                                                                                   -------------
                                                                                      1,083,043
                                                                                   -------------

ELECTRONICS                                                  4.5%
      HARMAN INTERNATIONAL INDUSTRIES                                      3,500        336,280
      PMC - SIERRA, INC.                                                 *26,700        187,167
      ROCKWELL INTERNATIONAL CORP.                                         1,900        113,753
      STMICROELECTRONICS N.V. - NY SHARES                                *25,500        489,600
                                                                                   -------------
                                                                                      1,126,800
                                                                                   -------------

ENERGY                                                       0.6%
      WEATHERFORD INTERNATIONAL LTD.                                      *3,400        153,340
                                                                                   -------------

ENGINEERING                                                  0.5%
      FOSTER WHEELER LTD.                                                 *2,163        126,298
                                                                                   -------------

FINANCIAL SERVICES                                           7.8%
      AMERICAN EXPRESS COMPANY                                            10,340        583,176
      NYSE GROUP, INC.                                                    *6,700        628,125
      CONSUMER STAPLES SELECT SECTOR SPDR FUND                            28,600        759,616
                                                                                   -------------
                                                                                      1,970,917
                                                                                   -------------

HOTELS & LODGING                                             2.3%
      HILTON HOTELS CORPORATION                                           13,300        478,268
      LAS VEGAS SANDS CORP.                                               *1,300        112,593
                                                                                   -------------
                                                                                        590,861
                                                                                   -------------

INDUSTRIAL GOODS & SERVICES                                  2.5%
      CORNING, INC.                                                      *27,447        624,145
                                                                                   -------------

INSTRUMENTATION                                              1.9%
      THERMO ELECTRON CORP.                                              *10,500        490,875
                                                                                   -------------

INSURANCE                                                    1.6%
      AMERICAN INTERNATIONAL GROUP                                         5,900        396,598
                                                                                   -------------

INTERNET CONTENT                                             4.2%
      GOOGLE INC - CL A                                                   *1,885        863,632
      YAHOO!, INC.                                                        *6,032        188,741
                                                                                   -------------
                                                                                      1,052,373
                                                                                   -------------

INVESTMENT COMPANY                                           0.8%
      JUNIPER NETWORKS, INC.                                             *10,675        210,084
                                                                                   -------------

MACHINERY & EQUIPMENT                                        0.5%
      COOPERS INDUSTRIES, INC.                                             2,784        125,252
                                                                                   -------------

MANUFACTURING-CAPITAL GOODS                                  1.5%
      DANAHER CORP.                                                        5,300        378,685
                                                                                   -------------

MEDICAL EQUIPMENT & SUPPLIES                                 4.9%
      ALLERGAN, INC.                                                       1,655        183,407
      JOHNSON & JOHNSON                                                    7,110        428,449
      HENRY SCHEIN, INC.                                                  *4,800        264,864
      ZIMMER HOLDINGS, INC.                                               *4,200        358,722
                                                                                   -------------
                                                                                      1,235,442
                                                                                   -------------


                                                             % of      Shares or
Security Description                                  Investments      Par Value         Value
--------------------                                  -----------      ---------         -----

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                         4.1%
      APPLE COMPUTER                                                      *8,316        772,639
      HEWLETT PACKARD                                                      6,826        273,996
                                                                                   -------------
                                                                                      1,046,635
                                                                                   -------------

OIL & GAS EXPLOR PROD & SER                                  1.8%
      SCHLUMBERGER LTD.                                                    3,100        214,210
      GLOBALSANTAFE CORP.                                                  4,084        251,901
                                                                                   -------------
                                                                                        466,111
                                                                                   -------------

PHARMACEUTICALS                                             10.3%
      ABBOTT LABORATORIES                                                 11,200        624,960
      AMYLIN PHARMACEUTICALS, INC.                                        *3,100        115,816
      GENZYME CORPORATION                                                 *7,300        438,146
      GILAD SCIENCES, INC.                                                *5,200        397,800
      MEDCO HEALTH SOLUTIONS                                              *3,658        265,315
      MERCK & COMPANY, INC.                                                8,353        368,952
      UNITEDHEALTH GROUP, INC.                                             7,300        386,681
                                                                                   -------------
                                                                                      2,597,670
                                                                                   -------------

RETAIL STORES                                                5.7%
      FEDERATED DEPARTMENT STORES                                          9,300        418,965
      STAPLES, INC.                                                       11,550        298,452
      WAL-MART STORES, INC.                                               15,400        723,030
                                                                                   -------------
                                                                                      1,440,447
                                                                                   -------------

TECHNOLOGY-SOFTWARE                                          1.3%
      SALESFORCE.COM, INC.                                                *7,700        329,714
                                                                                   -------------

TOBACCO                                                      2.0%
      ALTRIA GROUP, INC.                                                   5,719        502,185
                                                                                   -------------

TRANSPORTATION & SHIPPING                                    1.2%
      FEDEX CORP.                                                          2,900        311,547
                                                                                   -------------

TELECOMMUNICATIONS                                           3.8%
      CLEAR WIRE CORP. CL A                                               *1,200         24,564
      AT&T, INC.                                                          16,652        656,588
      COGNIZANT TECHNOLOGY SOLUTIONS CORPORATIONS                         *3,285        289,967
                                                                                   -------------
                                                                                        971,119
                                                                                   -------------

TOTAL COMMON STOCKS (Cost $22,816,085)                                               24,986,238
                                                                                   -------------

WARRANTS - 0.0%                                              0.0%
      LUCENT TECH WARRANT, EXPIRES 12/10/07                                 *514             49
      RAYTHEON CO. WARRANTS, EXPIRES 06/16/11                               *628         10,896
                                                                                   -------------
                                                                                         10,945
                                                                                   -------------

TOTAL WARRANTS (Cost $0.00)                                                              10,945
                                                                                   -------------

TOTAL INVESTMENTS - 100% (Cost $23,089,584)                                         $25,270,682
                                                                                   =============



*Non-dividend producing as of March 31, 2007

Activa Schedule of Investments
International Fund - 3/31/07 (Unaudited)


                                                               % of      Shares or
Security Description                                    Investments      Par Value            Value
--------------------                                    -----------      ---------            -----

CUSTODIAN CASH SWEEP - 6.9%                                    6.9%
      NORTHERN INSTITUTIONAL DIV. ASSETS PORT. - U.S.                    3,019,745        $3,019,744
                                                                                      ---------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $3,019,744)                                       3,019,744
                                                                                      ---------------

COMMON STOCKS - 93.1%
AEROSPACE                                                      2.2%
      THALES SA - FRANCE                                                   *16,700           969,428
                                                                                      ---------------

APPAREL                                                        1.0%
      WACOAL HOLDINGS CORPORATION - JAPAN                                   33,000           418,172
                                                                                      ---------------

BEVERAGES - FOREIGN                                            0.5%
      COCA-COLA WEST HOLDINGS CO., LTD. - JAPAN                            *10,200           221,193
                                                                                      ---------------

BREWERY                                                        1.9%
      KIRIN BREWERY CO. LTD. - JAPAN                                       *57,000           823,409
                                                                                      ---------------

CABLE TV                                                       2.8%
      PREMIERE AG - GERMANY                                                *56,100         1,223,654
                                                                                      ---------------

CONSTRUCTION - FOREIGN                                         1.2%
      TECHNIP-COFLEXIP SA - FRANCE                                          *7,000           513,497
                                                                                      ---------------

CONSUMER GOODS & SERVICES                                      4.2%
      FUJI PHOTO FILM - JAPAN                                               36,100         1,476,846
      SEGA SAMMY HOLDINGS, INC. - JAPAN                                     15,600           364,115
                                                                                      ---------------
                                                                                           1,840,961
                                                                                      ---------------

COSMETICS                                                      1.4%
      SHISEIDO LTD. ORD - JAPAN                                             30,000           609,829
                                                                                      ---------------

DRUGS
      DAIICHI SANKYO CO. LTD. - JAPAN                          1.5%         21,300           652,631
                                                                                      ---------------

ELECTRIC UTILITY                                               4.9%
      KOREA ELECTRIC POWER CORP. - SPON. ADR - KOREA                       *36,000           720,000
      ENEL SPA - ITALY                                                    *132,900         1,421,893
                                                                                      ---------------
                                                                                           2,141,893
                                                                                      ---------------

ELECTRONICS                                                    1.3%
      NEC ELECTRONICS CORPORATION - JAPAN                                  *23,900           578,128
                                                                                      ---------------

ENERGY                                                         1.8%
      SUNCOR ENERGY, INC. - CANADA                                          10,090           770,372
                                                                                      ---------------

FINANCIAL SERVICES                                             4.4%
      ACOM CO. LTD. - JAPAN                                                 10,400           442,234
      PROMISE CO. LTD. - JAPAN                                              10,850           408,878
      TAKEFUJI CORP. - JAPAN                                                26,500         1,063,868
                                                                                      ---------------
                                                                                           1,914,980
                                                                                      ---------------


                                                               % of      Shares or
Security Description                                    Investments      Par Value            Value
--------------------                                    -----------      ---------            -----

FOOD PRODUCTS                                                  1.9%
      GEMALTO- NETHERLANDS                                                 *36,550           843,120
                                                                                      ---------------

FOREST PRODUCTS                                                3.1%
      STORA ENSO OYJ 'R' SHRS - FINLAND                                     78,300         1,359,611
                                                                                      ---------------

FOREIGN AGENCIES                                               1.6%
      YANZHOU COAL MINING CO. - HONG KONG                                 *296,000           283,395
      OPTI CANADA, INC. - CANADA                                           *25,000           430,601
                                                                                      ---------------
                                                                                             713,996
                                                                                      ---------------

HOME BUILDERS                                                  0.7%
      SEKISUI HOUSE LTD. - JAPAN                                            19,000           295,756
                                                                                      ---------------

LEISURE & TOURISM                                              1.4%
      SANKYO CO. LTD. - JAPAN                                               14,300           628,705
                                                                                      ---------------

MANUFACTURING-CAPITAL GOODS                                    2.8%
      MAGNA INTERNATIONAL, INC. CL A - CANADA                               16,200         1,216,782
                                                                                      ---------------

MATERIALS                                                      2.4%
      ALUMINA LTD. - AUSTRALIA                                             173,800         1,027,687
                                                                                      ---------------

METAL-ALUMINUM                                                 0.5%
      NOVAGOLD RESOURCES, INC. - CANADA                                    *13,050           221,198
                                                                                      ---------------

METALS & MINING                                               12.3%
      ANGLOGOLD ASHANTI-SPON ADR - SOUTH AFRICA                             17,600           784,784
      RIO TINTO PLC - UNITED KINGDOM                                        24,200         1,381,823
      LONMIN PLC - UNITED KINGDOM                                           14,850           970,073
      IVANHOE MINES LTD. - CANADA                                          *38,850           445,998
      KINROSS GOLD CORP. - CANADA                                           *9,428           130,012
      GOLD FIELDS LIMITED - SOUTH AFRICA                                   *18,500           343,467
      NEWCREST MINING LIMITED - AUSTRALIA                                  *21,400           411,815
      IMPALA PLATINUM HOLDINGS LTD. - SOUTH AFRICA                          18,300           575,966
      APEX SILER MINES LTD. - CAYMAN ISLANDS                               *24,400           315,004
                                                                                      ---------------
                                                                                           5,358,942
                                                                                      ---------------

MINERALS                                                       1.2%
      LIHIR GOLD LIMITED - PAPUA NEW GUINEA                               *207,700           547,706
                                                                                      ---------------

NATURAL RESOURCES                                              1.4%
      AREVA - CI - FRANCE                                                     *620           603,338
                                                                                      ---------------

OIL & GAS EXPLOR PROD & SER                                    6.1%
      BP AMOCO PLC - UNITED KINGDOM                                         86,000           934,065
      ROYAL DUTCH SHELL ADR-B - UNITED KINGDOM                              19,735         1,314,548
      TOTAL NEW - FRANCE                                                    *5,900           413,340
                                                                                      ---------------
                                                                                           2,661,953
                                                                                      ---------------

PETROLEUM-REFINING                                             2.4%
      NIPPON OIL CORP. - JAPAN                                             130,000         1,054,829
                                                                                      ---------------

PRINTING & PUBLISHING                                          3.2%
      DAI NIPPON PRINTING CO., LTD. - JAPAN                                 89,000         1,400,492
                                                                                      ---------------


                                                               % of      Shares or
Security Description                                    Investments      Par Value            Value
--------------------                                    -----------      ---------            -----

PRECIOUS METALS                                                4.4%
      BARRICK GOLD CORP. - CANADA                                          *68,063         1,943,199
                                                                                      ---------------

TELECOMMUNICATIONS                                            17.6%
      CENTRAIS ELECTRICAS BRASILEIRAS S.A. - BRAZIL                        *35,500           388,661
      CHUNGHWA TELECOM CO. ADR - TAIWAN                                    *84,797         1,689,156
      KT CORPORATION - KOREA                                               *53,810         1,204,806
      NIPPON TELEGRAPH & TELEPHONE CORP. ADR - JAPAN                       *31,300           826,633
      TELECOM ITALIA - ITALY                                              *647,550         1,600,993
      BELGACOM SA - BELGIUM                                                *19,000           843,830
      VODAFONE - UNITED KINGDOM                                           *435,806         1,161,909
                                                                                      ---------------
                                                                                           7,715,988
                                                                                      ---------------

WATER UTILITY                                                  1.0%
      UNITED UTILITIES - UNITED KINGDOM                                    *28,400           422,175
                                                                                      ---------------

TOTAL COMMON STOCKS (Cost $35,573,778)                                                    40,693,624
                                                                                      ---------------

TOTAL INVESTMENTS - 100% (Cost $38,593,522)                                              $43,713,368
                                                                                      ===============


*Non-dividend producing as of March 31, 2007

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Activa Mutual Fund Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Allan D. Engel
                         ----------------------------------------------
                          Allan D. Engel
                          President, Principal Executive Officer and
                          Principal Financial Officer

Date     May 3, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.